Share-based Payments - RSU (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Time-based RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement	4,855,916	4,388,116
Performance-based RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement	1,494,919	1,822,151
Total RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement	6,350,835	6,210,267